Borrowings - Notes payable -Parenthetical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Advances with FHLB with maturities ranging from 2021 Through 2029
Debt Instrument
Notes Payable Maturity Year Range Start	2021
Notes Payable Maturity Year Range End	2029
Advances with FHLB with maturities ranging from 2021 Through 2029 | Minimum
Debt Instrument
Advances with the FHLB, interest rate	0.39%	1.14%
Advances with FHLB with maturities ranging from 2021 Through 2029 | Maximum
Debt Instrument
Advances with the FHLB, interest rate	4.19%	4.19%
Advances with FRB | Fixed rate with maturities on 2022 paying interest annually
Debt Instrument
Fixed interest rate percentage	0.35%
Debt instrument maturity year	2022
Debt Instrument Frequency Of Periodic Payment	annual
Unsecured senior debt | Fixed Rate with maturities on 2023 paying interest semiannually
Debt Instrument
Fixed interest rate percentage	6.125%
Debt instrument maturity year	2023
Debt issuance costs	$ 3,426	$ 4,693
Debt Instrument Frequency Of Periodic Payment	semiannually
Junior subordinated debt | Fixed Rate with maturities ranging from 2033 to 2034
Debt Instrument
Notes Payable Maturity Year Range Start	2033
Notes Payable Maturity Year Range End	2034
Debt issuance costs	$ 369	$ 396
Junior subordinated debt | Fixed Rate with maturities ranging from 2033 to 2034 | Minimum
Debt Instrument
Fixed interest rate percentage	6.125%
Junior subordinated debt | Fixed Rate with maturities ranging from 2033 to 2034 | Maximum
Debt Instrument
Fixed interest rate percentage	6.70%